Consolidated and Combined Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	STAG Predecessor Group	Total Shareholder's Equity	Total Shareholder's Equity STAG Predecessor Group	Common Stock	Common Stock STAG Predecessor Group	Additional Paid in Capital	Additional Paid in Capital STAG Predecessor Group	Accumulated Deficit	Accumulated Deficit STAG Predecessor Group	Noncontrolling Interest - Unit holders in Operating Partnership	Noncontrolling Interest - Unit holders in Operating Partnership STAG Predecessor Group
Balance at Dec. 31, 2007		$ 21,586
Increase (Decrease) in Stockholders' Equity
Distributions		(7,342)
Net loss		(7,684)
Balance at Dec. 31, 2008		6,560
Increase (Decrease) in Stockholders' Equity
Distributions		(2,521)
Net loss		(5,560)
Balance at Dec. 31, 2009		(1,521)		(1,521)						(1,521)
Increase (Decrease) in Stockholders' Equity
Distributions		(1,712)		(1,712)						(1,712)
Net loss		(2,016)		(2,016)						(2,016)
Balance at Jun. 30, 2010		(5,249)		(5,249)						(5,249)
Balance at Dec. 31, 2009		(1,521)
Increase (Decrease) in Stockholders' Equity
Distributions		(3,869)
Net loss		(2,946)
Balance at Dec. 31, 2010		(8,336)
Balance at Dec. 31, 2010		(8,336)
Balance at Mar. 31, 2010
Increase (Decrease) in Stockholders' Equity
Net loss		(911)
Balance at Jun. 30, 2010		(5,249)
Balance at Dec. 31, 2010		(8,336)
Balance at Dec. 31, 2010		(8,336)		(8,336)						(8,336)
Increase (Decrease) in Stockholders' Equity
Contributions		4,420		4,420						4,420
Distributions		(9,900)		(9,900)						(9,900)
Net loss		(229)		(229)						(229)
Balance at Apr. 19, 2011										(14,045)
Balance at Apr. 19, 2011		(14,045)		(14,045)		0		0		(14,045)		0
Balance at Mar. 31, 2011
Increase (Decrease) in Stockholders' Equity
Net loss		(89)
Balance at Apr. 19, 2011		(14,045)				0		0		(14,045)		0
Balance at Apr. 19, 2011	(14,043)		(14,043)				2			(14,045)
Balance (in shares) at Apr. 19, 2011					110
Increase (Decrease) in Stockholders' Equity
Proceeds from sale of common stock	205,563		205,563		158		205,405
Proceeds from sale of common stock (in shares)					15,812,500
Redemption of initial capitalization of STAG Industrial, Inc.	(2)		(2)				(2)
Redemption of initial capitalization of STAG Industrial, Inc. (in shares)					(110)
Issuance of units for acquisition of properties	95,670										95,670
Exchange of owners' equity for units			14,045							14,045	(14,045)
Offering costs	(17,042)		(17,042)				(17,042)
Issuance of restricted stock					1		(1)
Issuance of restricted stock (in shares)					80,809
Dividends declared	(4,871)		(3,269)				(3,269)				(1,602)
Stock-based compensation	156		39				39				117
Rebalancing of noncontrolling interest			(7,226)				(7,226)				7,226
Net loss	(5,899)		(3,903)						(3,903)		(1,996)
Balance at Jun. 30, 2011	$ 259,532		$ 174,162		$ 159		$ 177,906		$ (3,903)		$ 85,370
Balance (in shares) at Jun. 30, 2011					15,893,309